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February 11, 2011                                                                                                  32227.00085

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   GE Investments Funds, Inc. (File Nos. 002-91369 and 811-04041)

         Preliminary Proxy Statement for GE Investments Funds, Inc.

Ladies and Gentlemen:

On behalf of GE Investments Funds, Inc. (the “Registrant”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of voting instruction form in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the various series of the Registrant (the “Funds”) expected to be held in March 2011.

The purposes of the Special Meeting are to seek shareholder approval of various proposals related to the governance and management of the Funds, including: (1) election of two directors to the Board of Directors of the Registrant; (2) approval of the implementation of a “manager of managers” arrangement whereby the investment adviser to the Funds, under certain circumstances, will be able to hire and replace unaffiliated sub-advisers to the Funds without obtaining shareholder approval; (3) approval of changes to certain investment policies for certain of the Funds; and (4) transaction of such other business as may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof.

It is anticipated that the proxy materials will be sent to shareholders, including variable contract owners indirectly invested in the Funds through various insurance companies, in February 2011.

Please contact David S. Goldstein of Sutherland Asbill & Brennan LLP, counsel to the Registrant, at (202) 383-0606 or the undersigned at the number above with any comments or questions.

Sincerely, /s/ David A. Hearth David A. Hearth of Paul, Hastings, Janofsky & Walker LLP